STOCKHOLDERS EQUITY (Details 3) - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Volatility	64.80%
Risk-free rate	0.30%
Contractual term	3 years	3 years	3 years
Weighted-Average Exercise Price, Granted	$ 3.75	$ 2.70
Options [Member]
Weighted-Average Exercise Price, Granted	$ 3.75	$ 2.70	$ 2.48	$ 1.17
Options [Member] | Minimum [Member]
Volatility		57.50%	56.40%	34.60%
Risk-free rate		0.90%	0.90%	1.80%
Contractual term				2 years 5 months 30 days
Weighted-Average Exercise Price, Granted		$ 0.75	$ 0.75	$ 0.75
Options [Member] | Maximun [Member]
Volatility		64.80%	69.00%	74.10%
Risk-free rate		1.70%	1.70%	2.80%
Contractual term				5 years
Weighted-Average Exercise Price, Granted		$ 3.75	$ 3.75	$ 3.75